Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2011
Stock-Based Compensation
Summary of the Stock Acquisition Rights Transactions

	Fiscal year ended March 31, 2011
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding, beginning of fiscal year	9,974,800	¥1
Granted	7,911,800	1
Exercised	(2,883,000)	1
Forfeited or Expired	(146,400)	1

Outstanding, end of fiscal year	14,857,200	¥1	28.57	¥5,690

Exercisable, end of fiscal year	—	¥—	—	¥—

Fair Value Assumption of the Stock Acquisition Rights

	Fiscal years ended March 31,
	2010	2011
Risk-free interest rate	0.53%	0.23%
Expected volatility	44.46%	43.97%
Expected term (in years)	4	4
Expected dividend yield	2.25%	2.91%